Financial Information - Washington Federal, INC. Statements of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended							9 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income
Total Income	$ 135,077	$ 135,011	$ 132,351	$ 131,258	$ 130,302	$ 126,505	$ 131,309	$ 128,176	$ 533,697	$ 516,291	$ 590,271
Expense
Income before income taxes	63,129	59,002	60,168	62,629	67,199	53,902	55,174	58,341	244,928	234,616	215,911
Income tax benefit	22,568	21,092	21,511	22,393	24,293	17,924	19,891	21,003	87,564	83,111	77,728
Net income	40,561	37,910	38,657	40,236	42,906	35,978	35,283	37,338	157,364	151,505	138,183
Parent Company
Income
Dividends from subsidiary									70,000	143,799	106,234
Total Income									70,000	143,799	106,234
Expense
Miscellaneous									(485)	(530)	(564)
Total expense									(485)	(530)	(564)
Net income before equity in undistributed net income of subsidiary									69,515	143,269	105,670
Equity in undistributed net income of subsidiary									87,675	8,045	32,513
Income before income taxes									157,190	151,314	138,183
Income tax benefit									(174)	(191)	0
Net income									$ 157,364	$ 151,505	$ 138,183